GENERAL (Details Narrative) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 08, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss		$ 3,069,036	$ 4,015,267	$ 3,806,677	$ 3,922,388	$ 3,245,065	$ 4,253,238	$ 10,890,980	$ 11,420,691	$ 15,423,471	$ 14,322,798
Accumulated deficit		$ 56,308,136						56,308,136		45,417,156	29,993,685
Net cash used in operating activities								8,927,441	$ 10,803,370	$ 13,405,315	$ 13,078,347
Net of placement agent cost								$ 2,500,000
Other offering cost	$ 500,000